Shareholders' Equity - Summary of Nonvested Share Activity (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested, Number of Shares	(4,810,667)
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	11,691,007
Awards granted, Number of shares	7,051,269
Awards forfeited/waived, Number of Shares	(129,864)
Awards cancelled on failed vesting conditions, Number of Shares	(1,990,964)
Awards vested, Number of Shares	(4,810,667)
Ending Balance, Number of Shares	11,810,781	11,691,007
Employees [Member] | 2013 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	28,378
Awards vested, Number of Shares	(21,283)
Ending Balance, Number of Shares	7,095	28,378
Employees [Member] | Employee Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	1,462,359
Awards forfeited/waived, Number of Shares	(9,767)
Awards vested, Number of Shares	(1,452,592)
Ending Balance, Number of Shares		1,462,359
Employees [Member] | 2014 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	22,989
Awards vested, Number of Shares	(11,494)
Ending Balance, Number of Shares	11,495	22,989
Employees [Member] | Employee Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	3,246,106
Awards forfeited/waived, Number of Shares	(35,574)
Awards vested, Number of Shares	(1,599,079)
Ending Balance, Number of Shares	1,611,453	3,246,106
Employees [Member] | 2015 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of shares	53,369
Awards vested, Number of Shares	(17,790)
Ending Balance, Number of Shares	35,579
Employees [Member] | Employee Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	6,931,175
Awards forfeited/waived, Number of Shares	(63,228)
Awards cancelled on failed vesting conditions, Number of Shares	(1,990,964)
Awards vested, Number of Shares	(1,706,244)
Ending Balance, Number of Shares	3,170,739	6,931,175
Employees [Member] | Employee Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of shares	6,997,900
Awards forfeited/waived, Number of Shares	(21,295)
Awards vested, Number of Shares	(2,185)
Ending Balance, Number of Shares	6,974,420
Supervisory Board [Member] | 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares		22,115
Year of grant	2005
Exercised		(22,115)
Shares corresponding to exercised option not yet available for trade as of 31.12.2015	0
Supervisory Board [Member] | 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	3,000	21,000
Year of grant	2006
Exercised	(3,000)	(18,000)
Ending Balance, Number of Shares		3,000
Shares corresponding to exercised option not yet available for trade as of 31.12.2015	0
Supervisory Board [Member] | 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	19,500	46,500
Year of grant	2007
Exercised	(12,000)	(27,000)
Ending Balance, Number of Shares	7,500	19,500
Shares corresponding to exercised option not yet available for trade as of 31.12.2015	0
Supervisory Board [Member] | 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	39,000	60,000
Year of grant	2008
Exercised	(15,000)	(21,000)
Ending Balance, Number of Shares	24,000	39,000
Shares corresponding to exercised option not yet available for trade as of 31.12.2015	0
Supervisory Board [Member] | 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	45,000	75,000
Year of grant	2009
Exercised	(10,000)	(30,000)
Ending Balance, Number of Shares	35,000	45,000
Shares corresponding to exercised option not yet available for trade as of 31.12.2015	0
Supervisory Board [Member] | 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	45,000	75,000
Year of grant	2010
Exercised		(30,000)
Ending Balance, Number of Shares	45,000	45,000
Shares corresponding to exercised option not yet available for trade as of 31.12.2015	0
Supervisory Board [Member] | 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	82,500	97,500
Year of grant	2011
Exercised	(15,000)	(15,000)
Ending Balance, Number of Shares	67,500	82,500
Shares corresponding to exercised option not yet available for trade as of 31.12.2015	0
Supervisory Board [Member] | 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	95,000	102,500
Year of grant	2012
Exercised	(7,500)	(7,500)
Ending Balance, Number of Shares	87,500	95,000
Shares corresponding to exercised option not yet available for trade as of 31.12.2015	0